Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the year ended December 31
	2025	2024	2023
Current income tax expenses	$—	$19,636	$11,243
Deferred income tax (benefits) expenses	(397)	(4,798)	105
Total income tax expenses (benefits)	$(397)	$14,838	$11,348

Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	For the year ended December 31
	2025	2024	2023
(Loss) Income before income tax expenses	$(5,446,649)	$1,621,327	$1,363,859
Income tax computed at statutory EIT rate (25%)	(1,361,662)	405,332	342,047
Tax effect of preferential tax treatments	1,367,072	(162,830)	(136,819)
Effect of research and development credits	(516,834)	(227,664)	(204,309)
Effect of other non-deductible expenses	25,799	4,798	10,324
Effect of change in valuation allowance	485,626	—	—
Current income tax provision	$—	$19,636	$11,243
Tax effect of deferred tax recognized	(397)	(4,798)	105
Total income tax (benefits) expenses	$(397)	$14,838	$11,348

Schedule of Components of Deferred Tax Assets	The significant components of deferred tax assets were as following:
	As of December 31, 2025	As of December 31, 2024
Deferred tax assets	$5,804	$5,169
Total deferred tax assets	$5,804	$5,169

Schedule of Company’s Taxes Payable	The Company’s taxes payable consisted of the following:
	As of December 31, 2025	As of December 31, 2024
Income tax payable	$—	$27,337
Other tax payables	99,653	39,056
Total tax payable	$99,653	$66,393